Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Components of Long-Term Debt

Long-term debt consists of the following:

As of December 31 (in thousands)	2014 EUR	2013 EUR

EUR 600 million 5.75 percent senior notes due 2017, carrying amount	264,085	270,339
EUR 750 million 3.375 percent senior notes due 2023, carrying amount	841,514	751,591
Loan headquarter building[1]	29,507	30,936
Other	19,031	21,704

Long-term debt	1,154,137	1,074,570
Less: current portion of long-term debt	4,261	4,385

Non-current portion of long-term debt	1,149,876	1,070,185

1	This loan relates to our VIE, see Note 12.

Principal Repayments and Other Borrowing Arrangements

Our obligations to make principal repayments under our Eurobonds and other borrowing arrangements excluding interest expense as of December 31, 2014, for the next five years and thereafter, are as follows:

(in thousands)	EUR

2015	4,261
2016	4,606
2017	242,361
2018	27,997
2019	1,762
Thereafter	755,705

Long-term debt	1,036,692
Less: current portion of long-term debt	4,261

Non-current portion of long-term debt	1,032,431

Summary of Carrying Amount of Outstanding Eurobonds and Fair Value of Interest Rate Swaps

The following table summarizes the carrying amount of our outstanding Eurobonds, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobonds:

As of December 31 (in thousands)	2014 EUR	2013 EUR

Amortized cost amount	978,242	981,291
Fair value interest rate swaps[1]	127,357	40,639

Carrying amount	1,105,599	1,021,930

1	The fair value of the interest rate swaps excludes accrued interest.

Estimated Fair Value of Eurobonds

The following table summarizes the estimated fair value of our Eurobonds:

As of December 31 (in thousands)	2014 EUR	2013 EUR

Principal amount	988,153	988,153
Carrying amount	1,105,599	1,021,930
Fair value[1]	1,139,628	1,028,238

1	Source: Bloomberg Finance LP